LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 101,340	¥ 72,906
Operating cash outflows for finance leases	8,910	19,926
Financing cash outflows for finance leases	280,833	216,722
Total cash paid for amounts included in the measurement of lease liabilities:	391,083	309,554
Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	348,901	3,476
Total lease obligation accrued in exchange for right-of-use assets:	¥ 348,901	¥ 3,476
Operating leases: Weighted-average remaining lease term	5 years 8 months 8 days	6 years 2 months 15 days
Operating leases: Weighted-average discount rate	6.48%	6.46%
Financing leases: Weighted-average remaining lease term	6 months 21 days	11 months 8 days
Financing leases: Weighted-average discount rate	5.00%	5.55%